Line of Credit (Details) ¥ in Millions, $ in Millions, $ in Millions	1 Months Ended		7 Months Ended				12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jul. 27, 2020 USD ($)	Jul. 31, 2018	Jul. 31, 2015 USD ($)	Jul. 31, 2015 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Line of Credit (Details) [Line Items]
Line of credit description				In July 2018, the Company entered into a credit agreement with several financial institutions that provided a revolving credit facility of up to $100.0 million with a maturity date of July 27, 2021.
Loan agreement			$ 140.0
Letter of credit							$ 25.0
Swingline loan							$ 10.0
Bank funding rate plus							0.50%
Libor plus							1.00%
Line of credit commitment fee percentage							0.25%
Revolving advance amount							0.40%
Maturity date							Aug. 20, 2024
New credit agreement							$ 150.0
Swingline loans							30.0
Swingline loans amount							$ 20.0
Overnight Bank Funding Rate effect							0.50%
New line of credit commitment fee							0.15%
Newegg outstanding letters of credit							$ 2.3
Revolving line of credit							$ 100.0
Revolving credit facility		¥ 5.0			$ 5.0	$ 150.0
Maturity date							Dec. 15, 2022
Floating interest rate							0.78%
Savings account							1.62%
Interest rate							1.62%
Amount outstanding							$ 5.4	$ 5.3
Maturity date	Jun. 15, 2022	Jun. 15, 2022
Fixed interest rate of credit	1 year	1 year
Loan prime rate (LPR)	0.50%	0.50%
LIBOR [Member]
Line of Credit (Details) [Line Items]
Overnight Bank Funding Rate effect							1.00%
Revolving Credit Facility [Member]
Line of Credit (Details) [Line Items]
Revolving credit facility	$ 0.8
Line of Credit [Member]
Line of Credit (Details) [Line Items]
Amount outstanding							$ 0.8